Summary of Significant Accounting Policies - Concentration of Credit Risk (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Oct. 22, 2020	May 21, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Cash and cash equivalents and restricted cash	$ 59,978	$ 169,921	$ 9,928	$ 9,704	$ 364	$ 0	$ 1,644	$ 380